Lease (Details) - Schedule of operating lease expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Lease Expense Abstract
Operating lease cost – straight line	$ 14,406	$ 15,277	$ 44,925	$ 41,462	$ 39,367	$ 31,350
Total lease expense	$ 14,406	$ 15,277	$ 44,925	$ 41,462	$ 39,367	$ 31,350